Other Income/Expenses and Adjustments - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Interest on debts and borrowings	$ 962	$ 958	$ 1,300
Finance charges payable under finance leases and hire purchase contracts	4	4	4
Total interest expenses	966	962	1,304
Banking charges	255	185	243
Total finance costs	1,221	1,147	1,547
Interest income	876	1,045	697
Interest income	$ 876	$ 1,045	$ 697